Loans and borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Loans and borrowings	Loans and borrowings
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2024	December 31, 2023
	€m	€m
Current liabilities
Syndicated loans	7.1	6.5
Lease liabilities	26.0	21.4
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(7.1)	(6.5)
Total due in less than one year	26.0	21.4
Non-current liabilities
Syndicated loans	1,308.9	1,287.6
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	68.1	57.4
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(25.6)	(26.6)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	—	(4.7)
Total due after more than one year	2,151.4	2,113.7
Total borrowings	2,177.4	2,135.1
Syndicated loans includes the Senior U.S. Dollar debt of $686.1 million (€662.6 million) (the “Senior USD Loan”) and Senior EUR debt of €130.0 million (a "Senior EUR Loan") both repayable in November 2029, as well as the Senior EUR debt of €553.2 million (a "Senior EUR Loan") repayable in June 2028. The Senior USD Loan includes an annual amortization repayment, equivalent to 1.0% of the outstanding loan value post the last repricing or $6.9 million (€6.7 million) in October each year until maturity. The Senior EUR Loans are repayable only upon maturity. As required under the Senior Facilities Agreement, the Company is also required to undertake an annual excess cash flow calculation whereby additional principal could be repaid.
The Company through its indirect, wholly-owned subsidiary, Nomad Foods Bondco Plc, holds an aggregate principal amount of €800.0 million senior secured notes of 2.5% due June 2028. Interest on the Notes is payable semi-annually in arrears on January 15 and July 15 each year. The Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof.
The €553.2 million (the "Senior EUR Loan") pays interest at a rate equal to EURIBOR with a zero floor plus a margin of 2.5%.
On November 8, 2022, the Company amended and restated the Senior Facilities Agreement to issue both a $700.0 million (€700.6 million) term loan bearing interest at a rate per annum equal to the term SOFR rate plus 3.75% with a 0.5% floor and a €130.0 million term loan bearing interest at a rate per annum equal to EURIBOR plus 3.5% with a zero floor, both due November 10, 2029. The net proceeds from these loans were used to repay and extinguish the Company's existing Senior Secured U.S. Dollar term loan due in 2024 in full, and for transaction expenses and general corporate purposes. The new term loans were issued at a discount of €31.3 million, which together with eligible transaction costs of €5.1 million have been capitalized and will be amortized over the life of the debt. On November 10, 2022, the Company closed out its existing cross currency interest rate swaps and has entered into a number of new 5-year cross-currency and interest rate swaps for the new Term Loans, as detailed in Note 32. A net income of €2.3 million has been recognized as a consequence of the refinancing activities in 2022 as detailed in Note 10.
On September 22, 2023 the Company completed a repricing of its €693.0 million term loan due 2029 which reduced the interest rate from SOFR plus 3.75% to SOFR plus 3.0%. There are no changes to the maturity of the Term Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a modification gain of €17.2 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €2.4 million have been added to the loan carrying amount and amortized over the remaining loan term. The carrying amount of the loan is revised to reflect the new cash outflows at the date of modification.
On February 2, 2024, the Company completed on the repricing of its existing EUR denominated Term Loan B of €130.0 million principal due 2029 (the “Term Loan”). Following the closing, the margin on the Term Loan was reduced by 75 basis points to EURIBOR plus 2.75%. There are no changes to the maturity of the Term Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a net modification gain of €4.1 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. On April 10, 2024, our interest rate swaps were amended to align more closely with the amended cash flows of our EUR term loan following the repricing.
On May 7, 2024, the Company completed on the repricing of its existing USD denominated Term Loan B of €686.1 million principal due 2029 (the “Term Loan”), subject to customary closing conditions. Following the closing, the margin on the Term Loan was reduced by 50 basis points to SOFR plus 2.5% effective from May 7, 2024. There are no changes to the maturity of the Term Loan as a result of this repricing. The repricing represents a modification of a financial liability, such that a net modification gain of €10.3 million has been recognized, representing the difference between the remaining original contractual cash flows and the modified cash flows, both discounted at the original effective interest rate. Eligible transaction costs associated with the modification of €1.8 million were added to the loan carrying amount and amortized over the remaining loan term.Cross currency interest rate swaps were also amended to align more closely with this change, also taking effect on May 7, 2024.
The Company holds a revolving credit facility of €175.0 million (the "Revolving Credit Facility") available until June 2026 with an applicable margin of 2.25% per annum that may be adjusted subject to a leverage ratchet. The Revolving Credit Facility may be utilized to support working capital requirements, including letters of credit and bank guarantees. The structure of the Revolving Credit Facility includes a pricing structure linked to environmental impact metrics during the life of the facility, this covers areas of sourcing, packaging and carbon emissions. In addition to the Revolving Credit Facility, the Company also has an aggregate of €12.3 million (December 31, 2023: €12.3 million) available through other revolving credit facilities. As at December 31, 2024, €1.8 million (December 31, 2023: €2.7 million) of the revolving credit facilities have been utilized for issuance of letters of credit and bank guarantees.
Guarantees and secured assets
The senior loans, Senior Secured Notes and any drawn balances of the Revolving Credit Facility are secured with equal ranking against assets of the Company and specified subsidiaries.
The Senior Facility Agreement that governs the Company’s Senior debt, establishes security over the assets of the “Guarantor Group”. The Guarantor Group consists of those companies that individually have more than 5% of consolidated total assets or EBITDA (subject to the terms of the Senior Facilities Agreement) of the Company and in total comprise more than 80% of consolidated total assets or EBITDA at any testing date.
The Senior Facilities Agreement includes an excess cash flow calculation whereupon an amount of principal shall be repaid based upon terms including cash generated during the year and leverage. In 2024 the amount repaid was nil relating to the calculation performed at the end of 2023. Based on the calculation performed for December 31, 2024, there will be no excess cash flow repayment in 2025.
In connection with its pension scheme, Findus Sverige AB, a 100% owned subsidiary, is required to obtain credit insurance with PRI Pensionsgaranti (“PRI”), a credit insurance company that provides insurance annually against the risk of a sponsoring company’s insolvency. In connection with such credit insurance, as at December 31, 2024 Findus Sverige AB has granted floating charges over certain assets in favor of PRI in an amount of SEK 300 million (€26.2 million) (December 31, 2023: SEK 300 million €27.0 million) and Nomad Foods Limited has issued a parent guarantee to PRI which will not exceed SEK 640 million (€55.8 million) (December 31, 2023: SEK 640 million (€57.6 million))